Loss Per Share - Schedule of Calculation of Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders-Basic | ¥		¥ (62,557)	¥ (59,285)	¥ (177,984)
Net loss attributable to ordinary shareholders-Diluted | ¥		¥ (62,557)	¥ (59,285)	¥ (177,984)
Denominator:
Weighted average number of ordinary shares-Basic | shares		2,628,575,500	2,597,764,333	2,554,338,579
Weighted average number of ordinary shares - Diluted | shares		2,628,575,500	2,597,764,333	2,554,338,579
Basic loss per share | (per share)	$ (0)	¥ (0.02)	¥ (0.02)	¥ (0.07)
Diluted loss per share | (per share)	$ (0)	¥ (0.02)	¥ (0.02)	¥ (0.07)